Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2021
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

NOTE 4 - FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.

Financial risk management

The Company’s activities expose it to a variety of financial risks. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is carried out by the Company’s finance department in accordance with a policy approved by the Board of Directors. The Company’s finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

1)

Credit risks

Most of the Company’s credit risks arise from trade receivables. The Company mitigates the risk by ensuring its customer has sufficient funds to meet its needs and by selling to customers of high credit quality. No credit limits were exceeded in 2021 and 2020 and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

2)	Foreign exchange risk The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel (“NIS”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency. The Company hedges and minimizes the foreign exchange risk by ensuring that the amounts of net current assets at a specific point in time correspond to the amount of current liabilities at that point in time.

3)

Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed. Cash flow forecasting is performed by the Company’s finance department on a consolidated basis. The Company monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management is invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years
	U.S. dollars in thousands

December 31, 2021:
Lease liabilities	365	197
IIA liability	-	182
Accounts payable and accruals	4,058	-
	4,423	379
December 31, 2020:
Contingent consideration	915	684
Lease liabilities	298	365
IIA liability	-	140
Accounts payable and accruals	1,632	-
	2,845	1,189

b.	Fair value estimation Below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 1 financial instruments

As of December 31, 2021, the Company has equity marketable securities measured at fair value through profit or loss, which met the level 1 criteria. As of December 31, 2021, equity marketable securities totaled to $749 thousand and are presented under “short-term investments” in the consolidated statements of financial position. As of December 31, 2020, the Company has no financial assets measured at level 1.

As of December 31, 2021, and 2020, the Company has no financial liabilities measured at level 1.

Level 2 financial instruments

As of December 31, 2021, the Company has debt marketable securities measured at fair value through profit or loss, which met the level 2 criteria. As of December 31, 2021, debt marketable securities totaled to $5,138 thousand and are presented under “short-term investments” in the consolidated statements of financial position. As of December 31, 2020, the Company had no financial assets measured at level 2.

As of December 31, 2021, and 2020, the Company has no financial liabilities measured at level 2.

Level 3 financial instruments

As of December 31, 2021, and 2020, the Company has no financial assets at level 3.

As of December 31, 2021, and 2020, the Company has several financial liabilities measured at fair value through profit or loss, which met the level 3 criteria (see section d below).

c.

Financial assets at fair value through profit or loss

The Company’s business model regarding this portfolio is to realize cash flows through the sale of its assets, rather than hold these assets to collect their contractual cash flows or both to collect contractual cash flows and to sell these financial assets. The Company is primarily focused on fair value information and uses that information to assess the assets’ performance and to make decisions. Therefore, this portfolio is classified as financial assets at fair value through profit or loss.

Financial assets at fair value through profit or loss include the following:

	December 31
	2021	2020
	U.S. dollars in thousands

Stocks	291	-
Global debentures	1,135	-
U.S. corporate debentures	1,624	-
U.S. government debentures	2,837	-
	5,887	-

Amounts recognized in profit or loss are as follows:

	Year ended December 31
	2021	2020
	U.S. dollars in thousands

Stocks investment	(61)	-
Debentures investment	(19)	-
	(80)	-

d.

Fair value measurements based on unobservable data (level 3)

The following table presents the changes in level 3 financial instruments for each of the three years in the period ended December 31, 2021:

	Contingent consideration	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2021	1,599	1,448	3,047
Payment of contingent consideration	(915)	-	(915)
Recognition of day 1 loss within profit or loss	-	328	328
Changes in fair value recognized within profit or loss	(684)	(1,288)	(1,972)
Balance as of December 31, 2021	-	488	488

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity of financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollars in thousands

Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958

e.	Financial instruments

Financial assets at amortized cost
U.S. dollars in thousands

December 31, 2021
Assets:
Cash and cash equivalents	3,828
Accounts receivable (excluding prepaid expenses)	1,848
Long-term restricted deposits	84
Long-term deposit	65
5,825

December 31, 2020
Assets:
Cash and cash equivalents	11,017
Accounts receivable (excluding prepaid expenses)	981
Long-term restricted deposits	89
Long-term deposit	50
12,137

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands

December 31, 2021
Liabilities:
Lease liabilities		562	562
Accounts payable and accruals	-	4,058	4,058
IIA liability	-	182	182
Derivative financial instruments	488	-	488
	488	4,802	5,290
December 31, 2020
Liabilities:
Contingent consideration	1,599	-	1,599
Lease liabilities	-	663	663
Accounts payable and accruals	-	1,632	1,632
IIA liability	-	140	140
Derivative financial instruments	1,448	-	1,448
	3,047	2,435	5,482

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

f.	Valuation processes of the Company

Set forth below are details regarding the valuation processes of the Company through the years ended 2021 and 2020 (for each initial recognition, financial position date and upon conversion or exercise of such instruments):

1)	Convertible debentures - the Company used the binomial share price model, using the following principal assumptions:

Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.16% - 0.4%
Expected term (in years)	-	0.68 - 1.24
Expected volatility	-	84.52% - 125.97%

2)	Derivative financial instruments - the Company used the binomial share price model, using the following principal assumptions:

	Year ended December 31,
	2021	2020
Risk-free interest rate	0.83%	0.21%
Expected term (in years)	2.43	3.43
Expected volatility	104.07%	104.47%

The Company also used the Black-Scholes model for other warrants, using the following principal assumptions:

Year ended December 31,
	2021	2020
Risk-free interest rate	0.95% - 1.15%	0.23% - 0.37%
Expected term (in years)	2.86 – 3.75	3.86 - 5.00
Expected volatility	99.93% - 101.72%	95.43% - 101.48%

3)	Contingent considerations - the Company used the Monte Carlo method, using the following principal assumptions:

	Year ended December 31,
	2021	2020
Risk-free interest rate	-	0.10%
Expected term (in years)	-	1.06
Expected volatility of revenue or both revenue and variable expenses	-	50.1%